Capital management (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Capital Structure

The capital structure of the Group consists of debts (which includes the borrowings and trade and other payables, less cash and bank balances) and equity attributable to equity holders of the parent (comprising issued capital and reserves).

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Interest-bearing loans and borrowings (current and non-current) (Note 16(b))	910,406	1,626,341	256,951
Trade and other payables (current and non-current) (Note 28)	6,981,815	7,624,496	1,204,616
Less: Cash and bank balances (Note 23)	(4,052,957)	(6,029,207)	(952,572)

Net debts	3,839,264	3,221,630	508,995
Equity attributable to equity holders of the parent	7,683,834	8,347,562	1,318,855

Total capital and net debts	11,523,098	11,569,192	1,827,850